Regulatory Matters (Narrative) (Details) - FERC - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2014	Jun. 30, 2013
Edgemoor Project
Public Utilities, General Disclosures [Line Items]
Amount of Project		$ 35
Columbia to Eastover Project
Public Utilities, General Disclosures [Line Items]
Amount of Project	$ 35